FEBRUARY 28, 2025

Summary Prospectus

BlackRock Liquidity Funds | Great Pacific Shares

•	TempCash

Great Pacific Shares: GPCXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements), reports to shareholders and other information about the Fund, including the Fund’s statement of additional information, online at https://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling (800) 441-7450 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated February 28, 2025, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Great Pacific Shares of TempCash. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Great Pacific Shares

Management Fee	0.21%

Distribution (12b-1) Fees	None

Other Expenses	0.00%

Total Annual Fund Operating Expenses	0.21%
Fee Waivers and/or Expense Reimbursements[1]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 31, BlackRock, the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Great Pacific Shares	$18	$65	$115	$265

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

2 - TempCash

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. The Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

◾

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

◾

Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds (including the availability and stability of deposits in the case of deposit-taking institutions), consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

◾

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

◾

Discretionary Liquidity Fee Risk — The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

◾

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

3 - TempCash

◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

◾

Mandatory Liquidity Fee Risk — The Board, or its delegate, must impose a mandatory liquidity fee upon the sale of your shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

◾

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

◾

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

◾

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

◾

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

◾

Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

◾

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

◾

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

◾

Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

4 - TempCash

◾

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Great Pacific Shares

ANNUAL TOTAL RETURNS

TempCash

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.41% (quarter ended December 31, 2023) and the lowest return for a quarter was 1.17% (quarter ended December 31, 2024).

For the periods ended 12/31/24

Average Annual Total Returns

	1 Year	Since Inception (January 23, 2023)

TempCash—Great Pacific Shares	5.28%	5.28%

	7-Day Yield As of December 31, 2024

TempCash—Great Pacific Shares	4.48%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

5 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock International Limited (the “Sub-Adviser”). Where applicable, “BlackRock” refers also to the Sub-Adviser.

Purchase and Sale of Fund Shares

Great Pacific Shares are only available for purchase by clients of Great Pacific Securities and its affiliates.

To open an account with the Fund, contact Great Pacific Securities by telephone (714-619-3015) or by e-mail at gpshares@greatpac.com.

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. You have until the close of the federal funds wire (normally 6:45 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled. Purchase orders must be placed in dollars. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund’s officers may reduce or waive the minimums in some cases:

Great Pacific Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions paid by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax when you withdraw or receive distributions from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a broker-dealer or other Financial Intermediary, such as Great Pacific Securities, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other Financial Intermediary and your individual financial professional to recommend the Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

6 - TempCash

[This page intentionally left blank]

INVESTMENT COMPANY ACT FILE # 811-2354

SPRO-LIQ-GP-0225